Fair Value Measurements (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($) shares
Schedule of Fair Value Measurements Inputs [Abstract]
Public warrants shares | shares	500
Total exercised amount | $	$ 5
Dividend yield, percentage	0.00%